Citigroup Mortgage Loan Trust 2024-INV1 ABS-15G

Exhibit 99.1 - Schedule 6(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	847	95.71%
Delinquency, No Missing Data	38	4.29%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	885	100.00%